Taxation - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Dec. 20, 2022	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Corporate income tax rate on the income above a certain threshold limit		25.80%	25.00%
Taxable income minimum limit beyond which tax shall be paid at a higher rate	€ 200	€ 395	€ 245
Corporate income tax rate minimum		19.00%	15.00%
Tax losses		€ 197,171	€ 132,498